================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment            [_] Amendment Number: ________________
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSDC Management, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-14878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   Managing Director, MSDC Management, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker, Esq.    New York, NY     February 14, 2013
-------------------------   --------------   ------------------
      (Signature)           (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: 2,111,241 (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

Column 1               Column 2     Column 3   Column 4          Column 5           Column 6  Column 7       Column 8
--------           ---------------- --------- ---------- ------------------------- ---------- -------- ---------------------
                                                                                                         Voting Authority
                                                Value     Shrs or                  Investment  Other   ---------------------
Name of Issuer      Title of Class   Cusip    (X $1,000)  prn amt  SH/PRN Put/Call Discretion Managers   Sole    Shared None
--------------     ---------------- --------- ---------- --------- ------ -------- ---------- -------- --------- ------ ----
ASIA PACIFIC
  WIRE & CABLE
  CO               ORD              G0535E106      4,541 1,355,415   SH               SOLE             1,355,415      0    0
ENERGY XXI
  (BERMUDA) LTD    USD UNRS SHS     G10082140    117,009 3,637,197   SH               SOLE             3,637,197      0    0
ANADARKO PETE
  CORP             COM              032511107    173,016 2,328,300   SH     CALL      SOLE             2,328,300      0    0
ATLAS ENERGY LP    COM UNITS LP     04930A104     67,428 1,940,944   SH               SOLE             1,940,944      0    0
ATLAS RESOURCE
  PARTNERS LP      COM UNT LTD PR   04941A101     31,815 1,415,876   SH               SOLE             1,415,876      0    0
BLUEKNIGHT
  ENERGY
  PARTNERS L       COM UNIT         09625U109     23,536 3,576,944   SH               SOLE             3,576,944      0    0
CEDAR FAIR L P     DEPOSITRY UNIT   150185106     67,960 2,031,699   SH               SOLE             2,031,699      0    0
CHENIERE ENERGY
  INC              COM NEW          16411R208     68,149 3,628,800   SH     CALL      SOLE             3,628,800      0    0
CHENIERE ENERGY
  INC              COM NEW          16411R208     11,118   592,033   SH               SOLE               592,033      0    0
CITIGROUP INC      COM NEW          172967424     15,017   379,612   SH               SOLE               379,612      0    0
DOW CHEM CO        COM              260543103     33,698 1,042,327   SH               SOLE             1,042,327      0    0
EASTMAN CHEM
  CO               COM              277432100     22,086   324,560   SH               SOLE               324,560      0    0
FREEPORT-
  MCMORAN
  COPPER & GO      COM              35671D857     70,780 2,069,600   SH     CALL      SOLE             2,069,600      0    0
GENERAL MTRS CO    COM              37045V100     19,343   670,935   SH               SOLE               670,935      0    0
GENERAL MTRS CO    *W EXP 07/10/201 37045V118     16,148   828,124   SH               SOLE               828,124      0    0
GENERAL MTRS CO    *W EXP 07/10/201 37045V126     10,343   828,124   SH               SOLE               828,124      0    0
GENERAL MTRS CO    JR PFD CNV SRB   37045V209      3,875    90,000   SH               SOLE                90,000      0    0
HALLIBURTON CO     COM              406216101     43,007 1,239,765   SH               SOLE             1,239,765      0    0
HARVEST
  NATURAL
  RESOURCES IN     COM              41754V103     27,277 3,007,368   SH               SOLE             3,007,368      0    0
JPMORGAN
  CHASE & CO       COM              46625H100     10,992   250,000   SH               SOLE               250,000      0    0
JOURNAL
  COMMUNICATIONS
  INC              CL A             481130102     31,299 5,785,309   SH               SOLE             5,785,309      0    0
LONE PINE RES INC  COM              54222A106      8,606 6,997,142   SH               SOLE             6,997,142      0    0
MACQUARIE
  INFRASTR CO
  LLC              MEMBERSHIP INT   55608B105    141,007 3,094,964   SH               SOLE             3,094,964      0    0
MARKWEST
  ENERGY
  PARTNERS L P     UNIT LTD PARTN   570759100     18,463   361,942   SH               SOLE               361,942      0    0
MARTEN TRANS
  LTD              COM              573075108      3,678   200,000   SH               SOLE               200,000      0    0
NIELSEN
  HOLDINGS N V     COM              N63218106     40,285 1,316,948   SH               SOLE             1,316,948      0    0
NRG ENERGY INC     COM NEW          629377508     58,425 2,541,318   SH               SOLE             2,541,318      0    0
NRG ENERGY INC     COM NEW          629377508     44,660 1,942,600   SH     CALL      SOLE             1,942,600      0    0
PVR PARTNERS L P   COM UNIT REPTG L 693665101     40,632 1,563,989   SH               SOLE             1,563,989      0    0
PETROQUEST
  ENERGY INC       COM              716748108      5,429 1,096,700   SH               SOLE             1,096,700      0    0
PFIZER INC         COM              717081103     50,159 2,000,000   SH               SOLE             2,000,000      0    0
PLAINS EXPL&
  PRODTN CO        COM              726505100     38,268   815,258   SH               SOLE               815,258      0    0
RYMAN
  HOSPITALITY
  PPTYS INC        COM              78377T107     59,987 1,559,729   SH               SOLE             1,559,729      0    0
SPDR S&P 500 ETF
  TR               TR UNIT          78462F103    220,906 1,551,200   SH      PUT      SOLE             1,551,200      0    0
SPDR SERIES
  TRUST            S&P OILGAS EXP   78464A730    111,848 2,068,200   SH      PUT      SOLE             2,068,200      0    0
SS&C
  TECHNOLOGIES
  HLDGS INC        COM              78467J100     80,265 3,476,178   SH               SOLE             3,476,178      0    0
SCHLUMBERGER
  LTD              COM              806857108     42,255   609,755   SH               SOLE               609,755      0    0
SIX FLAGS ENTMT
  CORP NEW         COM              83001A102     98,031 1,601,812   SH               SOLE             1,601,812      0    0
SPIRIT RLTY CAP
  INC              COM              84860F109     22,859 1,285,667   SH               SOLE             1,285,667      0    0
SYNTHETIC
  BIOLOGICS INC    COM              87164U102      3,696 2,100,000   SH               SOLE             2,100,000      0    0
TRW AUTOMOTIVE
  HLDGS CORP       COM              87264S106     17,541   327,200   SH               SOLE               327,200      0    0
TIME WARNER INC    COM NEW          887317303     87,768 1,835,000   SH               SOLE             1,835,000      0    0
VALERO ENERGY
  CORP NEW         COM              91913Y100     38,236 1,120,635   SH               SOLE             1,120,635      0    0
WILLIAMS
  PARTNERS L P     COM UNIT L P     96950F104      5,015   103,065   SH               SOLE               103,065      0    0
ZIOPHARM
  ONCOLOGY INC     COM              98973P101      4,784 1,150,000   SH               SOLE             1,150,000      0    0